Exhibit 99.1
KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Navient Corporation (the “Company”)
Navient Refinance Funding, LLC (the “Responsible Party”)
Navient Refinance Solutions, LLC
J.P. Morgan Securities LLC
Atlas SP Partners, L.P.
Barclays Capital Inc.
BofA Securities, Inc.
RBC Capital Markets, LLC
(together, the “Specified Parties”)

Re: Navient Refinance Loan Trust 2026-A – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “NAVRL 2026-A COMBO Loan Tape 20251230 Data.xlsx” (the “Data File”), provided by the Responsible Party on January 3, 2026, containing information on 7,502 student loans (the “Student Loans”) as of December 30, 2025 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Navient Refinance Loan Trust 2026-A. The Responsible Party is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, “First Payment Dates” were within two (2) days, and “Remaining Terms” were within one (1) month.

•
The term “FDR System” means the Company’s internal servicing system containing certain information such as interest rate, loan status, first payment date, original loan balance, current loan balance, and original maturity date related to the Selected Student Loans (defined below).

KPMG LLP, a Delaware limited liability partnership and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

•	The term “CARES System” means the Company’s internal servicing system containing certain information regarding the financial history of the Selected Student Loans.

•
The term “Earnest Loan ID Mapping” means an electronic data file entitled “NAVRL 2026-A Additional Borrower Info.xlsx” provided by the servicer, Earnest Operations LLC (“Earnest”), on January 13, 2026, on behalf of the Responsible Party, containing the loan numbers for the Selected Student Loans.

•
The term “Verify Report Page” means a screenshot containing certain information from Earnest’s internal application verification tool such as school type, school name, and school degree for the Selected Student Loans.

•
The term “Application Underwriting Snapshot Page” means a screenshot containing information from Earnest’s internal application underwriting tool related to education degree and school name for the Selected Student Loans.

•
The term “Title IV Federal School Code List” means a listing identifying schools in the United States participating in Title IV federal student aid programs that we were instructed by the Responsible Party to download from the “Federal Student Aid Website” (https://fsapartners.ed.gov/knowledge-center/library/federal-school-code-lists/2023-10-20/2024-25-federal-school-code-list-participating-schools-november-2023).

•
The term “Accredited Programs List” means a listing identifying accredited schools issued by the U.S. Department of Education’s Office of Post-secondary Education (OPE) that we were instructed by the Responsible Party to download from the “Database of Accredited Postsecondary Institutions and Programs Website” (https://ope.ed.gov/accreditation/) and the “International Schools That Participate in the Federal Student Loan Programs” (https://studentaid.gov/sites/default/files/international-schools-in-federal-loan-programs.pdf).

•	The term “Amortized Payment History Schedule” means a schedule of the payment history information for certain Selected Student Loans extracted from the FDR System.

•
The term “FNI Data Supplement” means an electronic file that the Responsible Party informed us was extracted from the FDR System, containing certain information such as school type, school name, and school degree for the Selected Student Loans.

•	The term “Loan Files” means the following information sources provided by Earnest, on behalf of the Responsible Party:

−	Loan Agreement

−	Earnest Loan ID Mapping

−	Verify Report Page

−	Application Underwriting Snapshot Page

−	Title IV Federal School Code List

−	Accredited Programs List

−	Amortized Payment History Schedule

−	FNI Data Supplement

−	“Principal” field in the CARES System

2

−
the following screens in the FDR System: #BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CMS Screen, #CSS Screen, #CU4 Screen, #EDH Screen, #ED2 Screen, #NM AF Screen, #NM CC Screen, #NM CS Screen, #NM ST Screen, #NPO Screen, #NM SA2 Screen, #NM MN Screen, #NM LL Screen, and #HDI Screen.

The Loan Files were represented by Earnest, on behalf of the Responsible Party, to be copies of the original Loan Files or electronic records contained within the respective system or website.

•	The term “Instructions” means the instructions provided by the Responsible Party pertaining to a procedure, attribute, methodology, or value, as described in Exhibit B.

•	The term “Provided Information” means the Loan Files and Instructions.

The procedures we were instructed by the Responsible Party to perform and the associated findings are as follows:

A.
We randomly selected a sample of Student Loans from the Data File utilizing a random sampling tool, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 332 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Loan Files documents are listed in the order of priority.

Attributes	Loan Files/Instructions

Loan Number	Earnest Loan ID Mapping and “ACCOUNT NUMBER” field on #CU4 Screen

Loan Type	Loan Agreement, Earnest Loan ID Mapping

Borrower State	“Address” field on #BS1 Screen or any notations related to address changes on #CIS Screen

Interest Rate
“INT RT” column on #EDH Screen, “INT 1%” field and “INT 2%” field in “ORIG STMT VALUES” section on #ED2 Screen, “AUTO PAY FLAG” field on #NM AF Screen, #HDI Screen for interest rate with borrower benefit related information, and “CALC ANN RATE:CASH” field on #NM SA2 Screen

Payment Frequency	“MISC 13” field on #NM CS Screen, “PREV AUTO FLAG” field on #CMS Screen and Instructions

Loan Status
“CURR LOAN STAT” column on #EDH Screen and “MISC FIELD 2” column on #BS3 Screen, notation of status change on #CIS Screen, “ORIG STMT STATUS” field on #ED2 Screen, “FIRST ACTIVE DATE” field on #NM MN Screen, and Instructions

3

Attributes	Loan Files/Instructions

First Payment Date	“RPMT BEGIN DT” field on #EDH Screen or “1st ACTIVE DATE” field on #BS5 Screen

Original Loan Balance
“FINANCIAL INSTITUTION” field on #NM CC Screen
For Selected Student Loans without Original Loan Balance information in the FDR System: “Amount Financed” field in the “Overview” section of the Earnest Loan ID Mapping, “Amount” column corresponding to the “deposit” and the “return_of_proceeds” in the “Type” column of the “Loan Transaction” section of the Earnest Loan ID Mapping

Current Principal Balance
“ACCOUNT BALANCE” column on #CSS Screen, documentation of change that affects the current principal balance on #CIS Screen, “CUR BAL” field on #BS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, “RPMT FEE” field or “CAP INT” field on #ED2 Screen, “DISBURSEMENT” and “ADJUSTMENT” fields on #CSS Screen or #CDS Screen or “MEMO TEXT” field on #CMS Screen, “RETRO PROCESSING” field on #ED2 Screen, “Interest Rate” field on #CSS Screen, CYCLE DATE on #EDH Screen, “PAYMENT” fields on #CSS Screen or #CDS Screen, “Principal” field in the CARES system, “PRINCIPAL PAID” field in the Amortized Payment History Schedule, and Instructions

Original Maturity Date
“MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” field using the “RULS MIN PAY (CP PO RM)” field on #NPO Screen, notation of status change on #CIS Screen, and “EQUITY MATURITY DATE” field on #NM LL Screen

Remaining Term	“MATURITY DT” field and “DUE DATE” field on #EDH Screen, notation of status change on #CIS Screen, and Instructions

School Type	“School Type” field in the “Educations” section of the Verify Report Page, “Underwritten Education Degree” field in the Application Underwriting Snapshot Page, and Instructions

School Name
 “School Name” field in the “Educations” section of the Verify Report Page, “Underwritten Education School Name” field in the Application Underwriting Snapshot Page, and Instructions.
Observe the School Name appeared in the Title IV Federal Student Aid Programs utilizing the Instructions.

School Degree	“School Degree” field in the “Educations” section of the Verify Report Page, “Underwritten Education Degree” field in the Application Underwriting Snapshot Page, and Instructions.

Original FICO Score	“EDS SCR01” or “EDS SCR02” field in “FICO INFO” tab on #HDI Screen, “Original FICO Score” field in the “Educations” section of the Verify Report Page.

The information regarding the Selected Student Loans was found to be in agreement, except as listed in Exhibit C.

4

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 7,502 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Responsible Party and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Responsible Party, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
February 2, 2026

5

Exhibit A – The Selected Student Loans

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
1	2026A001	39	2026A039	77	2026A077	115	2026A115	153	2026A153
2	2026A002	40	2026A040	78	2026A078	116	2026A116	154	2026A154
3	2026A003	41	2026A041	79	2026A079	117	2026A117	155	2026A155
4	2026A004	42	2026A042	80	2026A080	118	2026A118	156	2026A156
5	2026A005	43	2026A043	81	2026A081	119	2026A119	157	2026A157
6	2026A006	44	2026A044	82	2026A082	120	2026A120	158	2026A158
7	2026A007	45	2026A045	83	2026A083	121	2026A121	159	2026A159
8	2026A008	46	2026A046	84	2026A084	122	2026A122	160	2026A160
9	2026A009	47	2026A047	85	2026A085	123	2026A123	161	2026A161
10	2026A010	48	2026A048	86	2026A086	124	2026A124	162	2026A162
11	2026A011	49	2026A049	87	2026A087	125	2026A125	163	2026A163
12	2026A012	50	2026A050	88	2026A088	126	2026A126	164	2026A164
13	2026A013	51	2026A051	89	2026A089	127	2026A127	165	2026A165
14	2026A014	52	2026A052	90	2026A090	128	2026A128	166	2026A166
15	2026A015	53	2026A053	91	2026A091	129	2026A129	167	2026A167
16	2026A016	54	2026A054	92	2026A092	130	2026A130	168	2026A168
17	2026A017	55	2026A055	93	2026A093	131	2026A131	169	2026A169
18	2026A018	56	2026A056	94	2026A094	132	2026A132	170	2026A170
19	2026A019	57	2026A057	95	2026A095	133	2026A133	171	2026A171
20	2026A020	58	2026A058	96	2026A096	134	2026A134	172	2026A172
21	2026A021	59	2026A059	97	2026A097	135	2026A135	173	2026A173
22	2026A022	60	2026A060	98	2026A098	136	2026A136	174	2026A174
23	2026A023	61	2026A061	99	2026A099	137	2026A137	175	2026A175
24	2026A024	62	2026A062	100	2026A100	138	2026A138	176	2026A176
25	2026A025	63	2026A063	101	2026A101	139	2026A139	177	2026A177
26	2026A026	64	2026A064	102	2026A102	140	2026A140	178	2026A178
27	2026A027	65	2026A065	103	2026A103	141	2026A141	179	2026A179
28	2026A028	66	2026A066	104	2026A104	142	2026A142	180	2026A180
29	2026A029	67	2026A067	105	2026A105	143	2026A143	181	2026A181
30	2026A030	68	2026A068	106	2026A106	144	2026A144	182	2026A182
31	2026A031	69	2026A069	107	2026A107	145	2026A145	183	2026A183
32	2026A032	70	2026A070	108	2026A108	146	2026A146	184	2026A184
33	2026A033	71	2026A071	109	2026A109	147	2026A147	185	2026A185
34	2026A034	72	2026A072	110	2026A110	148	2026A148	186	2026A186
35	2026A035	73	2026A073	111	2026A111	149	2026A149	187	2026A187
36	2026A036	74	2026A074	112	2026A112	150	2026A150	188	2026A188
37	2026A037	75	2026A075	113	2026A113	151	2026A151	189	2026A189
38	2026A038	76	2026A076	114	2026A114	152	2026A152	190	2026A190

(*) The Company has assigned a unique Student Loan Number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Numbers
A-1

Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*	Selected Student Loan Number	Student Loan Number*
191	2026A191	229	2026A229	267	2026A267	305	2026A305
192	2026A192	230	2026A230	268	2026A268	306	2026A306
193	2026A193	231	2026A231	269	2026A269	307	2026A307
194	2026A194	232	2026A232	270	2026A270	308	2026A308
195	2026A195	233	2026A233	271	2026A271	309	2026A309
196	2026A196	234	2026A234	272	2026A272	310	2026A310
197	2026A197	235	2026A235	273	2026A273	311	2026A311
198	2026A198	236	2026A236	274	2026A274	312	2026A312
199	2026A199	237	2026A237	275	2026A275	313	2026A313
200	2026A200	238	2026A238	276	2026A276	314	2026A314
201	2026A201	239	2026A239	277	2026A277	315	2026A315
202	2026A202	240	2026A240	278	2026A278	316	2026A316
203	2026A203	241	2026A241	279	2026A279	317	2026A317
204	2026A204	242	2026A242	280	2026A280	318	2026A318
205	2026A205	243	2026A243	281	2026A281	319	2026A319
206	2026A206	244	2026A244	282	2026A282	320	2026A320
207	2026A207	245	2026A245	283	2026A283	321	2026A321
208	2026A208	246	2026A246	284	2026A284	322	2026A322
209	2026A209	247	2026A247	285	2026A285	323	2026A323
210	2026A210	248	2026A248	286	2026A286	324	2026A324
211	2026A211	249	2026A249	287	2026A287	325	2026A325
212	2026A212	250	2026A250	288	2026A288	326	2026A326
213	2026A213	251	2026A251	289	2026A289	327	2026A327
214	2026A214	252	2026A252	290	2026A290	328	2026A328
215	2026A215	253	2026A253	291	2026A291	329	2026A329
216	2026A216	254	2026A254	292	2026A292	330	2026A330
217	2026A217	255	2026A255	293	2026A293	331	2026A331
218	2026A218	256	2026A256	294	2026A294	332	2026A332
219	2026A219	257	2026A257	295	2026A295
220	2026A220	258	2026A258	296	2026A296
221	2026A221	259	2026A259	297	2026A297
222	2026A222	260	2026A260	298	2026A298
223	2026A223	261	2026A261	299	2026A299
224	2026A224	262	2026A262	300	2026A300
225	2026A225	263	2026A263	301	2026A301
226	2026A226	264	2026A264	302	2026A302
227	2026A227	265	2026A265	303	2026A303
228	2026A228	266	2026A266	304	2026A304

(*) The Company has assigned a unique Student Loan Number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Numbers.
A-2

Exhibit B – Instructions

Attribute	Instructions
Loan Type	Loan Type is considered to be:
	•	Fixed rate loan if the “CURRENT STRATEGY” field on the #NM ST Screen begins with “E” or “D,”
	•	Variable rate loan if the “CURRENT STRATEGY” field on the #NM ST Screen begins with “V” or “R.”
Payment Frequency	Payment Frequency is considered to be:
	•	“Bi-Weekly” if the 45th position of the “MISC 13” field on the #NM CS Screen is “B” or the “PREV AUTO PAY FLAG” field on the #CMS Screen indicates “0,”
	•	“Monthly” if the 45th position of the “MISC 13” field on the #NM CS Screen is not “B” or the “PREV AUTO PAY FLAG” field on the #CMS Screen indicates “A” or “J.”
Loan Status	Loan Status is considered to be “active” if:
	(i)	the “CURR LOAN STAT” field on the #EDH Screen is “RPMT” and the “MISC FIELD 2” column on the #BS3 Screen is “D0000,”
	(ii)	the “CURR LOAN STAT” field on the #EDH Screen is “FORB,” “FORD,” or “SSFP” and the “MISC FIELD 2” column on the #BS3 Screen is “P0000”
	(iii)	the “STAT” column on the #EDH Screen does not begin with letter “P” or,
	(iv)	the “FIRST ACTIVE DATE” field on the #NM MN Screen is prior to the Cutoff Date
Current Principal Balance	Compare or recompute the Current Principal Balance as follows (Instructions are listed in order of priority until the attribute was agreed):
	a)	Compare to the “ACCOUNT BALANCE” column on the #CSS Screen or documentation of a change that affects the current principal balance on the #CIS Screen.
	b)	Compare to the amount in the “CUR BAL” field on the #BS Screen.
	c)	Compare to the amount in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.
	d)	Recompute the Current Principal Balance as follows:
i.
Add any applicable Repayment Fee (shown under the “RPMT FEE” field on the #ED2 Screen) or applicable Capitalized Interest (shown under the “CAP INT” field on the #ED2 Screen) to the “ACCOUNT BALANCE” column on the #CSS Screen, and subtract any applicable disbursement amount (shown under the “DISBURSEMENT” field on the #CSS Screen or the #CDS Screen), applicable adjustment (shown under the “ADJUSTMENT”

Exhibit B – Instructions

Attribute	Instructions
field on the #CSS Screen or the #CDS Screen), or applicable disbursement return amount (shown under the “MEMO TEXT” field on the #CMS Screen);
ii.
Subtract any amount indicated in the “RETRO PROCESSING” field on the #ED2 Screen and any additional principal payment applied after the Cutoff Date, identified by either (1) subtracting the recalculated accrued interest (“Interest Rate” field on the #CSS Screen multiplied by the number of days from the start of the CYCLE DATE on the #EDH Screen to the day before the date of the first Payment under the “PAYMENT” field on the #CSS Screen or the #CDS Screen, multiplied by the “ACCOUNT BALANCE” column on the #CSS Screen) from the first Payment made under the “PAYMENT” field on the #CSS Screen or the #CDS Screen, or (2) under the “Principal” field in the CARES system; and,

		iii.	Subtract any principal paid amount in the “PRINCIPAL PAID” field from the Amortized Payment History Schedule after the last transaction date reflected in the #CSS Screen but before the Cutoff Date.
Remaining Term	Recompute as follows:
	(i)	Subtract the Cutoff Date from either (1) the date one month after the “MATURITY DT” field on the #EDH Screen, or (2) the date indicated in the notation of status change on the #CIS Screen.
	(ii)	Divide the result by the average number of days in a month (i.e., 30.4375, based on 365.25 days in a year).
	(iii)	If the Cutoff Date was later than the “DUE DATE” field on the #EDH Screen, subtract one month from (ii).
School Type
School Type is considered to be “No” (not undergraduate) if the school name in the “underwritten_education_ school_ name” field in the Data File indicates either (i) the underwritten school is a high school or (ii) “NULL” and the “is_parent_plus” field in the Data File indicates “Yes.”

School Name	School Name is considered to be:
	•	The school name with the most recent, highest completed degree, in the “Educations” section of the Verify Report Page.
•
The name of the borrower’s parent’s high school if (i) the school name in the “underwritten_education_school_name” field in the Data File is a high school and (ii) the “is_parent_plus” field in the Data File indicates “Yes.”

	•	“No” if the “Educations” section of the Verify Report Page or the “Underwritten Education Degree” field in the Application Underwriting Snapshot Page indicates “incomplete_grads.”
School Name appearing in Title IV	Instructions are listed in order of priority until the attribute was agreed:
	a)	Compare the school name under the “underwritten_education_school_name”

Exhibit B – Instructions

Attribute	Instructions
Federal Aid Programs		field in the Data File to the corresponding information on the Title IV Federal School Code List.
b)
Compare the U.S. Department of Education’s Office of Postsecondary Education (OPE) code under the “underwritten_ education_opeid” field in the Data File to the “SchoolCode” field in the Title IV Federal School Code List.

	c)	Observe whether the school name under the “underwritten_education_ school_name” field in the Data File appeared in the “Institution_Name” field in the Accredited Programs List.
d)
Observe whether the school name under the “underwritten_education_ school_name” field in the Data File appears in the “Educations” section of the Verify Report Page or “Underwritten Education School Name” field in the Application Underwriting Snapshot Page for Selected Student Loans.

In the event the school name in the “underwritten_education_school_name” field in the Data File indicates the underwritten school is a high school or “NULL,” observe if the “is_parent_plus” field in the Data File indicates “Yes,” which represents Parent Plus loan and therefore the parent’s highest achieved education was used to originate the loan. If the highest achieved education is high school or “NULL,” the parent did not possess a collegiate degree, and there would be no corresponding OPE code for the loan within the Title IV Federal School Code List or Accredited Programs List.

In the event the school name in the “underwritten_education_school_name” field in the Data File indicates the school is a satellite campus, but the Title IV Federal School Code List or the Accredited Programs List designation is not available at the satellite campus level, compare the name of the college or university to which the satellite campus relates to the Title IV Federal School Code List or the Accredited Programs List.

School Degree	School Degree is considered to be:
	•	The most recent, highest completed degree, in the “Educations” section of the Verify Report Page.
•
“Masters” or “MD” if the “Educations” section of the Verify Report Page or the “Underwritten Education Degree” field in the Application Underwriting Snapshot Page indicates “medical_other” or “DO,” respectively.

	•	“NonGrad” if the “Educations” section of the Verify Report Page or the “Underwritten Education Degree” field in the Application Underwriting Snapshot Page indicates “incomplete_grads.”
	•	“High School” if (i) the school name in the “underwritten_education_ degree” field in the Data File is a high school and (ii) the “is_parent_plus” field in the Data File indicates “Yes.”

Exhibit C – Exceptions

Selected Student Loan Number	Student Loan Number*	Attribute	Per Data File	Per Loan Files
323	2026A323	Payment Frequency	Monthly	Bi-Weekly

(*) The Company has assigned a unique Student Loan Number to each student loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Numbers

C-1